Annual Total Returns [BarChart] - Short-Term Treasury Portfolio - Class I	Jun. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.60%)
Annual Return 2012	(0.59%)
Annual Return 2013	(0.61%)
Annual Return 2014	(0.64%)
Annual Return 2015	(0.64%)
Annual Return 2016	(0.25%)
Annual Return 2017	0.12%
Annual Return 2018	1.16%
Annual Return 2019	1.76%
Annual Return 2020	0.10%